Basic and Diluted Net Earnings (Loss) Per Share - Effects of Outstanding RSUs Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details)	12 Months Ended
Dec. 31, 2019 shares
Restricted Share Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted-average of shares	13,923,725